CONTINGENT CONSIDERATION (Detail Narrative) - Wanwang Investment Limited [Member] - USD ($) $ in Millions	Jun. 30, 2022	Feb. 01, 2022
Acquisition of equity interests consideration		$ 60.0
Consideration Paid	$ 40.6
Contingent consideration	$ 19.4